Fixed Assets, Less Accumulated Depreciation (Tables)	12 Months Ended
Dec. 31, 2012
Fixed Assets, Less Accumulated Depreciation [Abstract]
Schedule Of Fixed Assets Less Acummulated Depreciation

	December 31,
	2012	2011
Computers and software	$13,633	$12,195
Instruments and laboratory equipment	1,494	1,476
Leasehold improvements	6,338	5,471
Motor vehicles	140	140
Machinery and equipment	20,035	18,926
Communication equipment	558	558
Office furniture and equipment	2,550	2,306

Fixed assets, at cost	44,748	41,072

Accumulated depreciation	(32,413)	(28,771)

Fixed assets at cost, less accumulated depreciation	$12,335	$12,301